Accounts Payable (Tables)	12 Months Ended
Jun. 30, 2025
Accounts Payable [Abstract]
Schedule of Outstanding Accounts Payable and Subsequent Settlement by Aging Bucket

The following table summarizes the Company’s outstanding accounts payable and subsequent settlement by aging bucket:

	Balance as of June 30, 2025	Subsequent settlement	% of collection
Accounts payable aged less than 6 months	$4,278,634	$3,956,497	92.5%
Total accounts payable	$4,278,634	$3,956,497	92.5%

	Balance as of June 30, 2024	Subsequent settlement	% of collection
Accounts payable aged less than 6 months	$5,263,945	$5,263,945	100.0%
Total accounts payable	$5,263,945	$5,263,945	100.0%